Consolidated balance sheets (Statement) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [abstract]
Cash and cash equivalents	R$ 1,331,648	R$ 500,446
Amounts due from financial institutions	4,258,856	2,051,862
Compulsory deposits at Central Bank of Brazil	2,854,778	2,399,488
Securities	12,448,565	12,757,687
Derivative financial assets	0	86,948
Loans and advances to customers	22,698,328	17,216,362
Provision for expected loss	(1,318,412)	(680,932)
Loans and advances to customers, net of provisions for expected loss	21,379,916	16,535,430
Non-current assets held for sale	166,943	129,793
Equity accounted investees	72,090	82,445
Property and equipment	188,019	163,475
Intangible assets	1,238,629	430,504
Deferred tax assets	978,148	695,525
Other assets	1,425,508	792,735
Total assets	46,343,100	36,626,337
Equity and liabilities [abstract]
Liabilities with financial and similar institutions	7,906,897	5,341,464
Liabilities with customers	23,642,804	18,333,543
Securities issued	6,202,165	3,572,093
Derivative financial liabilities	37,768	66,545
Borrowing and onlending	36,448	25,071
Income tax and social contribution	114,493	41,764
Other tax liabilities	52,372	36,642
Tax liabilities	166,865	78,406
Provisions	57,449	52,848
Deferred tax liabilities	30,073	89,235
Other liabilities	1,173,527	617,349
Total liabilities	39,253,996	28,176,554
Share capital	13	13
Reserves	7,817,670	2,728,396
Other comprehensive income	(825,301)	(72,284)
Equity attributable to owners of the Company	6,992,382	2,656,125
Non-controlling interest	96,722	5,793,659
Total equity	7,089,104	8,449,784
Total liabilities and equity	R$ 46,343,100	R$ 36,626,337